Right-of-Use Assets - Summary of Right-of-Use-Assets Depreciated Over Lease Term (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Expense relating to short-term leases	$ 48	$ 67	$ 122
Total cash outflow for leases	$ 190	$ 363	$ 566